ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST                   Two World Trade Center

LETTER TO THE SHAREHOLDERS December 31, 2000            New York, New York 10048

DEAR SHAREHOLDER:

As of December 31, 2000, Active Assets California Tax-Free Trust had net assets of approximately $946 million, up 20 percent from a year earlier. The Fund's annualized net investment income for the six-month period ended December 31, 2000, was 3.06 percent. For the seven-day period ended December 31, 2000, the Fund provided an effective yield of 3.37 percent and a current yield of 3.32 percent, while its 30-day current yield for December was 3.02 percent.

MARKET OVERVIEW

After moving higher during the first half of 2000, tax-free money-market yields leveled out early in the third quarter and then held relatively steady for most of the remainder of the year. As the end of the year approached, a downward bias in interest rates became evident. Signs of a slowing economy prompted expectations for an easing in monetary policy that were confirmed when the Federal Open Market Committee lowered both the federal funds rate and the discount rate on January 3, 2001.

Yields for longer-term fixed-rate instruments provided the clearest measure of interest-rate movements in the municipal money market. The Bond Buyer One Year
Note Index rose from 3.91 percent in early January 2000 to 4.10 percent in mid-April and then to 4.64 percent in mid-May, reflecting a combination of tax-season selling and Fed tightening. One-year note yields settled to moderately lower levels during June and remained within a narrow range of approximately 4.15 to 4.25 percent for most of the third and fourth quarters. In late December, with the stage set for a more accommodative monetary policy, the One Year Note Index dropped to 3.97 percent.

At the short end of the maturity spectrum, yields for daily and weekly variable-rate demand obligations (VRDOs) followed a similar pattern but exhibited brief yet sharp swings during times of pronounced seasonal cash flows. Weekly VRDOs had an average yield of 4.05 percent over the first half of 2000 and a moderately higher average of 4.25 percent over

ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST
the second half. However, the range of yields was nearly 300 basis points, from a low of 2.95 percent set in January to a high of 5.85 percent in May. Among California-exempt securities, supply shortages were often acute, leading to historically wide yield spreads between California and out-of-state paper.

PORTFOLIO COMPOSITION AND STRUCTURE

On December 31, 2000, approximately 72 percent of the Fund's portfolio was invested in VRDOs.
Tax-exempt commercial paper and municipal notes, the two other types of securities utilized in the portfolio, comprised 24 percent and 4 percent of the portfolio, respectively. The Fund's holdings are continuously reviewed to maintain or improve creditworthiness. In addition to evaluating the issuer's credit, particular attention is devoted to monitoring the credit quality of institutions that provide enhancement and/or liquidity facilities.

With the market seemingly poised for a period of lower interest rates, we sought to extend average maturity during the final weeks of the year. However, heavy demand coupled with a shortage of longer-term fixed-rate investment alternatives made the task difficult. The Fund's weighted average maturity at the end of December stood at 32 days, compared to 43 days six months earlier.

LOOKING AHEAD

We expect the pace of economic activity during the first six months of 2001 to continue to slow. Further steps by the Fed to reduce short-term interest rates appear highly likely. In such an environment we would anticipate that net yield results for the first half of 2001 will be lower than those for the final six months of 2000. Given prospects for a steeper municipal money-market yield curve, we will look for appropriate opportunities to invest in longer-term fixed-rate instruments. Nonetheless, tight supply conditions may limit our ability to manipulate portfolio maturity.

We appreciate your ongoing support of Active Assets California Tax-Free Trust and look forward to continuing to serve your investment needs.

Very truly yours,

/s/ CHARLES A. FIUMEFREDDO                       /s/ MITCHELL M. MERIN

CHARLES A. FIUMEFREDDO                           MITCHELL M. MERIN
Chairman of the Board                            President

ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST

PORTFOLIO OF INVESTMENTS December 31, 2000 (unaudited)

PRINCIPAL
AMOUNT IN                                                                 COUPON    DEMAND
THOUSANDS                                                                 RATE+      DATE*        VALUE
-----------------------------------------------------------------------------------------------------------
            CALIFORNIA TAX-EXEMPT SHORT-TERM VARIABLE RATE MUNICIPAL
             OBLIGATIONS (71.7%)
 $10,000    ABAG Finance Authority for Nonprofit Corporations, Episcopal
             Homes Foundation Ser 2000 COPs.............................   4.30%   01/08/01    $ 10,000,000
  10,350    Anaheim, 1993 COPs (Ambac)..................................   4.00    01/08/01      10,350,000
  27,300    Big Bear Lake, Southwest Gas Corp 1993 Ser A (AMT)..........   4.15    01/08/01      27,300,000
  11,970    California Alternative Energy Source Financing Authority,
             General Electric Capital Corp-Arroyo Energy 1993 Ser B
             (AMT)......................................................   3.95    01/08/01      11,970,000
            California Educational Facilities Authority,
  10,000     California Institute of Technology Ser 1994................   4.05    01/08/01      10,000,000
  15,165     Stanford University Ser L-5................................   4.05    01/08/01      15,165,000
            California Health Facilities Financing Authority,
   2,800     Adventist Health System/West 1998 Ser A (MBIA).............   3.75    01/02/01       2,800,000
  15,100     Catholic Healthcare West Ser 1988 A (MBIA).................   3.90    01/08/01      15,100,000
   9,500     Scripps Memorial Hospital Ser 1991 B (MBIA)................   4.15    01/08/01       9,500,000
            California Housing Finance Agency,
   6,600     Home Mortgage 2000 Ser G (AMT) (FSA).......................   4.10    01/08/01       6,600,000
  14,140     Home Mortgage 1999 Ser P (Ambac)...........................   4.05    01/08/01      14,140,000
            California Pollution Control Financing Authority,
   5,040     Chevron USA Inc Ser 1983...................................   4.00    11/15/01       5,041,400
   4,000     Chevron USA Inc Ser 1984...................................   4.15    05/15/01       4,000,000
  10,485     Chevron USA Inc Ser 1984B..................................   4.25    06/15/01      10,489,014
   2,900     Shell Oil Co Ser 1991B.....................................   3.70    01/02/01       2,900,000
            California Statewide Communities Development Authority,
   2,600     House Ear Institute 1993 Ser A COPs........................   3.80    01/02/01       2,600,000
  11,770     John Muir/Mt Diablo Health System Ser 1997 COPs (Ambac)....   4.10    01/02/01      11,770,000
   6,000     Sutter Health Ser 1995 COPs (Ambac)........................   3.70    01/02/01       6,000,000
   9,300    Contra Costa County, Multi-Family The Park Regency 1992 Ser
             A (AMT)....................................................   4.05    01/08/01       9,300,000
  15,000    Eastern Municipal Water District, Water & Sewer Ser 1993 B
             COPs (FGIC)................................................   3.90    01/08/01      15,000,000
   4,200    Elsinore Valley Municipal Water District, Ser 2000 A COPs
             (FGIC).....................................................   3.90    01/08/01       4,200,000
  10,500    Fremont, Creekside Village Multi-Family Issue D of 1985.....   4.05    01/08/01      10,500,000
            Irvine Assessment District,
  12,860     No 89-10 Improvement Bond Act 1915.........................   3.70    01/02/01      12,860,000
   5,889     No 94-15 Improvement Bond Act 1915.........................   3.70    01/02/01       5,889,000
   4,206     No 97-16 Improvement Bond Act 1915.........................   3.70    01/02/01       4,206,000
  21,435     No 97-17 Improvement Bond Act 1915.........................   3.70    01/02/01      21,435,000
   7,800    Kern County, Public Facilities Ser 1986 D COPs..............   3.90    01/08/01       7,800,000
            Los Angeles, Multi-Family
   7,200     1985 Ser K.................................................   4.15    01/08/01       7,200,000
   3,600     1994 Ser A (AMT)...........................................   3.85    01/02/01       3,600,000
  31,420    Los Angeles County Transportation Commission, Sales Tax Ser
             1992-A (FGIC)..............................................   4.00    01/08/01      31,420,000
            Los Angeles Department of Water & Power, Electric Plant
   8,000     Second Issue of 2000 Ser A.................................   4.00    01/08/01       8,000,000
  38,000     Second Issue of 2000 Ser D & E.............................   4.05    01/08/01      38,000,000

                       SEE NOTES TO FINANCIAL STATEMENTS

ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST

PORTFOLIO OF INVESTMENTS December 31, 2000 (unaudited) continued


PRINCIPAL
AMOUNT IN                                                                 COUPON    DEMAND
THOUSANDS                                                                 RATE+      DATE*        VALUE
-----------------------------------------------------------------------------------------------------------
            M-S-R Public Power Agency, San Juan Sublien
 $ 4,300     Ser 1997D..................................................   4.05%   01/08/01    $  4,300,000
   2,700     Ser 1998F (MBIA)...........................................   3.80    01/02/01       2,700,000
            Metropolitan Water District of Southern California,
   6,000     Water 1997 Ser B...........................................   4.10    01/08/01       6,000,000
  10,000     Water 2000 Ser B-4.........................................   4.00    01/08/01      10,000,000
   8,500    Monterey County Financing Authority, 1995 Ser A.............   3.95    01/08/01       8,500,000
  16,300    Monterey Peninsula Water Management District, Wastewater Ser
             1992 COPs..................................................   3.95    01/08/01      16,300,000
  28,800    Newport Beach, Hoag Memorial Hospital Presbyterian Ser 1992
             & 1996 Ser B & C...........................................   4.10    01/02/01      28,800,000
  15,600    Oakland-Alameda County Coliseum Authority, Oakland Coliseum
             2000 Refg Ser C-1..........................................   4.30    01/08/01      15,600,000
            Oakland Joint Powers Financing Authority,
  11,700     1998 Ser A-1 (FSA).........................................   3.95    01/08/01      11,700,000
   6,900     1998 Ser A-2 (FSA).........................................   4.00    01/08/01       6,900,000
            Orange County Sanitation District,
  20,000     Ser 1992 COPs (Ambac)......................................   3.90    01/08/01      20,000,000
  27,400     Ser 2000 A & B COPs........................................   3.70    01/02/01      27,400,000
  22,100    Rancho California Water District Financing Authority, Ser
             1998A (FGIC)...............................................   3.90    01/08/01      22,100,000
   3,800    Redlands, Orange Village Apts 1988 Ser A (AMT)..............   4.05    01/08/01       3,800,000
   7,345    Sacramento County, Administration Center & Courthouse 1990
             COPs.......................................................   4.25    01/08/01       7,345,000
  20,000    San Bernardino County, Medical Center Financing Ser 1998
             COPs (MBIA)................................................   4.20    01/08/01      20,000,000
  12,000    San Francisco City and County Finance Corporation, Moscone
             Center Ser 2000-2001 (Ambac)...............................   3.85    01/04/01      12,000,000
   3,415    San Jacinto Unified School District, 1997 COPs (FSA)........   4.00    01/08/01       3,415,000
   7,200    San Jose Redevelopment Agency, Merged Area Ser 1996 B.......   4.15    01/08/01       7,200,000
  10,000    Santa Clara County Financing Authority, Valley Medical
             Center 1994 Ser B..........................................   4.10    01/08/01      10,000,000
  25,800    Southern California Public Power Authority, Transmission
             1991 Sub Refg Ser (Ambac)..................................   4.00    01/08/01      25,800,000
  15,600    Stanislaus Waste-to-Energy Financing Agency, Ogden Martin
             Systems Inc Ser 2000 (MBIA)................................   4.25    01/08/01      15,600,000
   6,200    Turlock, Irrigation District 1988 Ser A.....................   4.00    01/08/01       6,200,000
  14,945    West Basin Municipal Water District, Ser 1997 B COPs........   3.95    01/08/01      14,945,000
   8,500    Western Riverside County Regional Waste Water Authority, Ser
             1996.......................................................   3.65    01/02/01       8,500,000

            Puerto Rico
   8,000    Puerto Rico Government Development Bank, Refg Ser 1985
             (MBIA).....................................................   4.15    01/08/01       8,000,000
                                                                                               ------------

            TOTAL CALIFORNIA TAX-EXEMPT SHORT-TERM VARIABLE RATE MUNICIPAL OBLIGATIONS
            (Cost $678,240,414).............................................................    678,240,414
                                                                                               ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST

PORTFOLIO OF INVESTMENTS December 31, 2000 (unaudited) continued


                                                                                                YIELD TO
PRINCIPAL                                                                                       MATURITY
AMOUNT IN                                                                COUPON    MATURITY    ON DATE OF
THOUSANDS                                                                 RATE       DATE       PURCHASE       VALUE
------------------------------------------------------------------------------------------------------------------------
            CALIFORNIA TAX-EXEMPT COMMERCIAL PAPER (24.4%)
            California,
 $ 5,600     Ser 1999..................................................   3.70%    01/17/01       3.70%     $ 5,600,000
  11,450     Ser 1999..................................................   3.80     01/23/01       3.80       11,450,000
   8,000    Contra Costa Water District, Ser A.........................   3.60     02/13/01       3.60        8,000,000
            East Bay Municipal Utility District,
   5,000     Water Ser 1997............................................   3.90     02/21/01       3.90        5,000,000
   7,500     Water System..............................................   3.90     02/08/01       3.90        7,500,000
            Los Angeles,
  12,000     Wastewater Ser 1997.......................................   3.85     02/06/01       3.85       12,000,000
  12,000     Wastewater Ser 1997.......................................   3.85     03/08/01       3.85       12,000,000
            Los Angeles County Metropolitan Transportation Authority,
  10,000     Sales Tax Ser A...........................................   4.00     02/07/01       4.00       10,000,000
  20,000     Sales Tax Ser A...........................................   4.05     02/21/01       4.05       20,000,000
   5,000    Los Angeles Department of Water & Power, Waterworks Ser
             2000......................................................   3.75     05/17/01       3.75        5,000,000
            San Diego,
  11,500     San Diego Gas & Electric Co Ser 1995 B....................   4.05     02/06/01       4.05       11,500,000
  11,500     San Diego Gas & Electric Co Ser 1995 B....................   3.80     02/08/01       3.80       11,500,000
   4,000     San Diego Gas & Electric Co Ser 1995 B....................   3.65     02/13/01       3.65        4,000,000
   6,300    San Diego County Regional Transportation Commission, Ser
             A.........................................................   3.70     01/11/01       3.70        6,300,000
   7,700    San Diego County Water Authority, Ser #1...................   3.85     02/13/01       3.85        7,700,000
  14,000    San Francisco Bay Area Transit Financing Authority,
             Ser 1992 B................................................   3.70     03/06/01       3.70       14,000,000
            San Francisco Airport Commission, San Francisco
             International Airport
   6,680     Ser 1997 A (AMT)..........................................   3.85     02/07/01       3.85        6,680,000
   3,675     Ser 1997 A (AMT)..........................................   3.80     03/07/01       3.80        3,675,000
   9,900     Ser 1997 A (AMT)..........................................   3.90     03/07/01       3.90        9,900,000
   8,005     Ser 1997 A (AMT)..........................................   3.75     03/13/01       3.75        8,005,000
            University of California Regents,
   7,300     Ser A.....................................................   3.65     01/24/01       3.65        7,300,000
   5,000     Ser A.....................................................   3.70     01/24/01       3.70        5,000,000
   6,500     Ser A.....................................................   3.90     02/13/01       3.90        6,500,000
   5,000     Ser A.....................................................   3.75     02/14/01       3.75        5,000,000
  12,000     Ser A.....................................................   3.90     02/22/01       3.90       12,000,000

            Puerto Rico
  15,000    Puerto Rico Government Development Bank, Ser 1996..........   3.85     02/15/01       3.85       15,000,000
                                                                                                            -----------

            TOTAL CALIFORNIA TAX-EXEMPT COMMERCIAL PAPER
            (Cost $230,610,000)..........................................................................   230,610,000
                                                                                                            -----------

                       SEE NOTES TO FINANCIAL STATEMENTS

ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST

PORTFOLIO OF INVESTMENTS December 31, 2000 (unaudited) continued


                                                                                                YIELD TO
PRINCIPAL                                                                                       MATURITY
AMOUNT IN                                                                COUPON    MATURITY    ON DATE OF
THOUSANDS                                                                 RATE       DATE       PURCHASE       VALUE
------------------------------------------------------------------------------------------------------------------------
            CALIFORNIA TAX-EXEMPT SHORT-TERM MUNICIPAL NOTES (3.7%)
 $ 7,000    California, Ser 2001, dtd 12/01/00.........................   6.00%    12/01/01       3.85%    $  7,134,524
  13,000    California School Cash Reserve Program Authority, 2000 Pool
             Ser A (Ambac), dtd 07/03/00...............................   5.25     07/03/01       4.27       13,061,871
  15,000    Stanislaus County, Ser 2000-2001 TRANs, dtd 11/15/00.......   4.25     11/14/01       3.70       15,069,409
                                                                                                           ------------

            TOTAL CALIFORNIA TAX-EXEMPT SHORT-TERM MUNICIPAL NOTES
            (Cost $35,265,804)...........................................................................    35,265,804
                                                                                                           ------------

            TOTAL INVESTMENTS (Cost $944,116,218) (a)..........................................   99.8%     944,116,218

            OTHER ASSETS IN EXCESS OF LIABILITIES..............................................    0.2        2,332,464
                                                                                                 -----     ------------

            NET ASSETS.........................................................................  100.0%    $946,448,682
                                                                                                 =====     ============

---------------------

   AMT      Alternative Minimum Tax.
   COPs     Certificates of Participation.
  TRANs     Tax and Revenue Anticipation Notes.
    +       Rate shown is rate in effect at December 31, 2000.
    *       Date on which the principal amount can be recovered through demand.
   (a)      Cost is the same for federal income tax purposes.

Bond Insurance:
--------------
  Ambac     Ambac Assurance Corporation.
   FGIC     Financial Guaranty Insurance Company.
   FSA      Financial Security Assurance Inc.
   MBIA     Municipal Bond Investors Assurance Corporation.

                       SEE NOTES TO FINANCIAL STATEMENTS

ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2000 (unaudited)
ASSETS:
Investments in securities, at value
 (cost $944,116,218)........................................ $944,116,218
Interest receivable.........................................    5,573,302
Prepaid expenses............................................       22,299
                                                             ------------

    TOTAL ASSETS............................................  949,711,819
                                                             ------------
LIABILITIES:
Payable for:
    Investment management fee...............................      340,268
    Plan of distribution fee................................       74,848
    Shares of beneficial interest repurchased...............          762
Payable to bank.............................................    2,715,109
Accrued expenses............................................      132,150
                                                             ------------

    TOTAL LIABILITIES.......................................    3,263,137
                                                             ------------

    NET ASSETS.............................................. $946,448,682
                                                             ============
COMPOSITION OF NET ASSETS:
Paid-in-capital............................................. $946,454,804
Accumulated undistributed net investment income.............          956
Accumulated net realized loss...............................       (7,078)
                                                             ------------

    NET ASSETS.............................................. $946,448,682
                                                             ============

NET ASSET VALUE PER SHARE,
 946,454,804 shares outstanding
 (unlimited shares authorized of $.01 par value)............        $1.00
                                                                    =====

                      SEE NOTES TO FINANCIAL STATEMENTS

ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST

STATEMENT OF OPERATIONS
For the six months ended December 31, 2000 (unaudited)
NET INVESTMENT INCOME:
INTEREST INCOME............................................. $15,220,328
                                                             -----------

EXPENSES
Investment management fee...................................   1,928,618
Plan of distribution fee....................................     414,900
Registration fees...........................................      70,961
Transfer agent fees and expenses............................      46,431
Professional fees...........................................      25,894
Shareholder reports and notices.............................      23,712
Custodian fees..............................................      18,720
Trustees' fees and expenses.................................       8,138
Other.......................................................       4,888
                                                             -----------

    TOTAL EXPENSES..........................................   2,542,262
Less: expense offset........................................     (18,692)
                                                             -----------

    NET EXPENSES............................................   2,523,570
                                                             -----------

    NET INVESTMENT INCOME...................................  12,696,758

    NET REALIZED GAIN.......................................      14,060
                                                             -----------

NET INCREASE................................................ $12,710,818
                                                             ===========

                      SEE NOTES TO FINANCIAL STATEMENTS

ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST

STATEMENT OF CHANGES IN NET ASSETS
                                                        FOR THE SIX        FOR THE YEAR
                                                        MONTHS ENDED          ENDED
                                                       DECEMBER 31, 2000   JUNE 30, 2000
----------------------------------------------------------------------------------------
                                                          (unaudited)
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income................................    $ 12,696,758      $ 19,043,291
Net realized gain (loss).............................          14,060           (21,138)
                                                         ------------      ------------

    NET INCREASE.....................................      12,710,818        19,022,153

Dividends to shareholders from net investment
 income..............................................     (12,696,294)      (19,043,159)
Net increase from transactions in shares of
 beneficial interest.................................     248,731,385        71,970,497
                                                         ------------      ------------

    NET INCREASE.....................................     248,745,909        71,949,491
NET ASSETS:
Beginning of period..................................     697,702,773       625,753,282
                                                         ------------      ------------

    END OF PERIOD
    (Including undistributed net investment income of
    $956 and $492, respectively).....................    $946,448,682      $697,702,773
                                                         ============      ============

                      SEE NOTES TO FINANCIAL STATEMENTS

ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST

NOTES TO FINANCIAL STATEMENTS December 31, 2000 (unaudited)

1. ORGANIZATION AND ACCOUNTING POLICIES

Active Assets California Tax-Free Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is to provide a high level of daily income which is exempt from federal and California income tax consistent with stability of principal and liquidity. The Fund was organized as a Massachusetts business trust on July 10, 1991 and commenced operations on November 12, 1991.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- Portfolio securities are valued at amortized cost, which approximates market value.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. The Fund amortizes premiums and accretes discounts over the life of the respective securities. Interest income is accrued daily.

C. FEDERAL INCOME TAX STATUS -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable and nontaxable income to its shareholders. Accordingly, no federal income tax provision is required.

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund records dividends and distributions to shareholders as of the close of each business day.

2. INVESTMENT MANAGEMENT AGREEMENT

Pursuant to an Investment Management Agreement with Morgan Stanley Dean Witter Advisors, Inc. (the "Investment Manager"), the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.50% to the portion of the daily net assets not exceeding $500 million; 0.425% to the portion of the daily net assets exceeding $500 million but not exceeding

ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST

NOTES TO FINANCIAL STATEMENTS December 31, 2000 (unaudited) continued


$750 million; 0.375% to the portion of the daily net assets exceeding $750 million but not exceeding $1 billion; 0.35% to the portion of the daily net assets exceeding $1 billion but not exceeding $1.5 billion; 0.325% to the portion of the daily net assets exceeding $1.5 billion but not exceeding $2 billion; 0.30% to the portion of the daily net assets exceeding $2 billion but not exceeding $2.5 billion; 0.275% to the portion of the daily net assets exceeding $2.5 billion but not exceeding $3 billion; and 0.25% to the portion of the daily net assets exceeding $3 billion.

3. PLAN OF DISTRIBUTION

Morgan Stanley Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager, is the distributor of the Fund's shares and, in accordance with a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act, finances certain expenses in connection therewith.

The Fund is authorized to reimburse the Distributor for specific expenses the Distributor incurs or plans to incur in promoting the distribution of the Fund's shares. The amount of each monthly reimbursement payment may in no event exceed an amount equal to a payment at the annual rate of 0.15% of the Fund's average daily net assets. Expenses incurred by the Distributor pursuant to the Plan in any fiscal year will not be reimbursed by the Fund through payments accrued in any subsequent fiscal year. For the six months ended December 31, 2000, the distribution fee was accrued at the annual rate of 0.10%.

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales/maturities of portfolio securities for the six months ended December 31, 2000 aggregated $1,100,164,530 and $874,193,350, respectively.

Morgan Stanley Dean Witter Trust FSB, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At December 31, 2000, the Fund had transfer agent fees and expenses payable of approximately $500.

The Fund has an unfunded noncontributory defined benefit pension plan covering all independent Trustees of the Fund who will have served as an independent Trustee for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the six months ended December 31, 2000 included in Trustees' fees and expenses in the Statement of Operations amounted to $2,541. At December 31, 2000,

ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST

NOTES TO FINANCIAL STATEMENTS December 31, 2000 (unaudited) continued


the Fund had an accrued pension liability of $42,937 which is included in accrued expenses in the Statement of Assets and Liabilities.

5. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest, at $1.00 per share, were as follows:

                                                                 FOR THE SIX       FOR THE YEAR
                                                                MONTHS ENDED          ENDED
                                                              DECEMBER 31, 2000   JUNE 30, 2000
                                                              -----------------   --------------
                                                                 (unaudited)
Shares sold.................................................    1,545,008,254      2,921,570,057
Shares issued in reinvestment of dividends..................       12,696,294         19,043,159
                                                               --------------     --------------
                                                                1,557,704,548      2,940,613,216
Shares repurchased..........................................   (1,308,973,163)    (2,868,642,719)
                                                               --------------     --------------
Net increase in shares outstanding..........................      248,731,385         71,970,497
                                                               ==============     ==============

6. FEDERAL INCOME TAX STATUS

Capital losses incurred after October 31 ("post-October" losses) within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. The Fund incurred and will elect to defer net capital losses during fiscal 2000 of approximately $21,100.

7. EXPENSE OFFSET

The expense offset represents a reduction of the custodian fees for earnings on cash balances maintained by the Fund.

ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST

FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                           FOR THE SIX                          FOR THE YEAR ENDED JUNE 30,
                                          MONTHS ENDED      --------------------------------------------------------------------
                                        DECEMBER 31, 2000     2000           1999           1998           1997           1996
--------------------------------------------------------------------------------------------------------------------------------
                                           (unaudited)
SELECTED PER SHARE DATA:

Net asset value, beginning of
 period...............................        $ 1.00          $ 1.00         $ 1.00        $  1.00        $  1.00        $  1.00
                                              ------          ------         ------        -------        -------        -------

Net income from investment
 operations...........................         0.015           0.026          0.023          0.028          0.028          0.028

Less dividends from net investment
 income...............................        (0.015)         (0.026)        (0.023)        (0.028)        (0.028)        (0.028)
                                              ------          ------         ------        -------        -------        -------

Net asset value, end of period........        $ 1.00          $ 1.00         $ 1.00        $  1.00        $  1.00        $  1.00
                                              ======          ======         ======        =======        =======        =======

TOTAL RETURN..........................          1.54%(1)        2.60%          2.31%          2.84%          2.83%          2.82%

RATIOS TO AVERAGE NET ASSETS:

Expenses..............................          0.61%(2)        0.61%          0.63%(3)       0.64%          0.66%(3)       0.67%

Net investment income.................          3.06%(2)        2.55%          2.28%          2.79%          2.78%          2.79%

SUPPLEMENTAL DATA:

Net assets, end of period, in
 thousands............................      $946,449        $697,703       $625,753       $549,779       $431,382       $384,218

---------------------
(1) Not annualized.
(2) Annualized.
(3) Does not reflect the effect of expense offset of 0.01%.

                          SEE NOTES TO FINANCIAL STATEMENTS

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

                      (This Page Intentionally Left Blank)

                                                                          [LOGO]

TRUSTEES
----------------------------------
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder

OFFICERS
----------------------------------
Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Mitchell M. Merin
President

Barry Fink
Vice President, Secretary and General Counsel

Katherine H. Stromberg
Vice President

Thomas F. Caloia
Treasurer

TRANSFER AGENT
----------------------------------
Morgan Stanley Dean Witter Trust FSB
Harborside Financial Center -- Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT AUDITORS
----------------------------------
Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT MANAGER
----------------------------------
Morgan Stanley Dean Witter Advisors Inc.
Two World Trade Center
New York, New York 10048

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its officers and trustees, fees, expenses and other pertinent information, please see the prospectus of the Fund.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Read the prospectus carefully before investing.

Morgan Stanley Dean Witter Distributors Inc., member NASD.

ACTIVE ASSETS
CALIFORNIA
TAX-FREE TRUST


Semiannual Report
December 31, 2000